Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Aug. 15, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.000005	$ 0.000005	$ 0.00001
Ordinary shares, shares authorized	10,000,000,000	10,000,000,000	5,000,000,000
Ordinary shares, shares issued	79,563,300	78,063,300
Ordinary shares, shares outstanding	79,467,057	78,063,300